Consolidated Balance Sheets Statement (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 14,783	$ 5,202	$ 4,268
Restricted cash and cash equivalents	14,959	17,386	13,732
Accounts and interest receivable	23,856	0	0
Accounts receivable—affiliate	19,328	1,349	314
LNG inventory	11,146	2,625	473
Prepaid expenses and other	8,247	7,018	7,218
Total current assets	92,319	33,580	26,005
Non-current restricted cash and cash equivalents	76,106	76,106	82,394
Property, plant and equipment, net	1,455,057	1,476,174	1,514,137
Debt issuance costs, net	18,850	20,882	17,622
Other	17,265	14,854	12,355
Total assets	1,659,597	1,621,596	1,652,513
Current liabilities
Accounts Payable, Related Parties, Current	451	0
Accrued liabilities	22,027	19,469	14,854
Accrued liabilities—affiliate	16,121	2,525	1,075
Deferred revenue	26,585	26,540	26,629
Deferred Revenue Related Party Current	21,782	21,737	21,650
Other	1,450	97	1,415
Total current liabilities	88,416	70,368	65,623
Long-term Debt, Excluding Current Maturities	2,069,460	2,067,113	2,192,418
Deferred revenue	19,500	21,500	25,500
Deferred Revenue Related Party Noncurrent	17,173	14,720	12,266
Other non-current liabilities	284	289	302
Commitments and contingencies
Partners' deficit	(535,236)	(552,394)	(643,596)
Total liabilities and partners' deficit	$ 1,659,597	$ 1,621,596	$ 1,652,513